Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - BHP Group Limited [member]	12 Months Ended
Jun. 30, 2025 USD ($) yr $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 29.53
Share price at grant date | $ / shares	$ 43.4
CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	2
CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	5
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 17.49
Risk-free interest rate	4.17%
Estimated life of awards	5
Share price at grant date | $ / shares	$ 43.4
Estimated volatility of share price	33.70%
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 26.47
Dividend yield	4.95%
MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	1
Share price at grant date | $ / shares	$ 36.37
MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	3
Share price at grant date | $ / shares	$ 44.58
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 21.55
Estimated life of awards	3
Share price at grant date | $ / shares	$ 40.25
Dividend yield	5.28%